Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent events
26.	Subsequent events

(i) On February 7, 2025, the Company closed a private placement for gross proceeds of $6,609,500 and consisted of the sale of 2,503,601 subordinate voting shares of the Company and 1,251,805 warrants at a price of $2.64. Each warrant is exercisable at a price of $3.66 and expire three years from the issuance date.

(ii) The Company incorporated US Data Centers Inc., as a subsidiary on September 20, 2024. Subsequent to December 31, 2024, the Company dissolved this subsidiary and incorporated an entity of the same name. Funds of approximately $1,000,000 were distributed back to the original shareholders upon on dissolution.

(iii) Subsequent to December 31, 2024, the Company issued 792,669 subordinate voting shares to settle vested RSUs.